8. LOSS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net income (loss) attributable to common stockholders	$ (3,037,594)
Basic and fully diluted loss per common share	$ (0.07)
Basic and fully diluted weighted average common shares outstanding	45,327,116
Restated
Net income (loss) attributable to common stockholders		$ (696,357)
Basic and fully diluted loss per common share	$ (0.07)	$ (0.01)
Basic and fully diluted weighted average common shares outstanding	45,327,116	47,646,411